Income taxes (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020 EUR (€)
Income taxes
Carried-forward tax losses				€ 94,226
Tax rate	28.00%	28.00%	28.00%
Deferred tax asset				0
Forecast
Income taxes
Tax rate	25.00%
France
Income taxes
Tax losses which can be carried forward indefinitely				92,949
US
Income taxes
Carried-forward tax losses	$ 1,566			1,276
Tax losses which can be carried forward indefinitely				931
Amount of unused tax losses expected to be expire in 2037				173
Amount of unused tax losses expected to be expire in 2036				132
Amount of unused tax losses expected to be expire in 2035				40
US | Biophytis Inc
Income taxes
Tax rate	21.00%
Brazil
Income taxes
Tax losses which can be carried forward indefinitely				€ 1
Brazil | Instituto Biophytis Do Brasil
Income taxes
Tax rate	34.00%